UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10491

Nuveen Real Estate Income Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       December 31

Date of reporting period:  September 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JRS

Nuveen Real Estate Income Fund
Portfolio of Investments	September 30, 2015 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 141.5% (96.7% of Total Investments)

	REAL ESTATE INVESTMENT TRUST COMMON STOCKS – 93.4% (63.8% of Total Investments)

	Diversified – 2.6% (1.8% of Total Investments)

279,756	Duke Realty Corporation, (2)	$5,329,352
95,350	Liberty Property Trust	3,004,479
	Total Diversified	8,333,831

	Health Care – 10.5% (7.2% of Total Investments)

186,960	HCP, Inc., (2)	6,964,260
247,800	Senior Housing Properties Trust	4,014,360
156,990	Ventas Inc.	8,800,859
203,131	Welltower Inc., (2)	13,756,032
	Total Health Care	33,535,511

	Hotels, Restaurants & Leisure – 6.2% (4.2% of Total Investments)

56,250	Chesapeake Lodging Trust	1,465,875
373,275	Host Hotels & Resorts Inc.	5,901,478
12,850	Hyatt Hotels Corporation, Class A, (3)	605,235
137,550	LaSalle Hotel Properties	3,905,044
82,650	Pebblebrook Hotel Trust	2,929,942
52,750	RLJ Lodging Trust	1,332,993
53,600	Starwood Hotels & Resorts Worldwide, Inc.	3,563,328
	Total Hotels, Restaurants & Leisure	19,703,895

	Industrial – 5.3% (3.6% of Total Investments)

78,500	DCT Industrial Trust Inc.	2,642,310
366,553	Prologis, Inc.	14,258,912
	Total Industrial	16,901,222

	Office – 16.3% (11.2% of Total Investments)

89,650	Alexandria Real Estate Equities Inc.	7,590,665
439,940	BioMed Realty Trust Inc.	8,790,001
67,500	Boston Properties, Inc.	7,992,000
108,400	Columbia Property Trust Inc.	2,514,880
216,300	Douglas Emmett Inc.	6,212,136
165,650	Paramount Group Inc.	2,782,920
154,150	Piedmont Office Realty Trust	2,757,744
49,900	SL Green Realty Corporation	5,397,184
87,360	Vornado Realty Trust, (2)	7,899,091
	Total Office	51,936,621

	Residential – 19.7% (13.4% of Total Investments)

221,026	Apartment Investment & Management Company, Class A, (2)	8,182,383
82,138	AvalonBay Communities, Inc.	14,359,365
40,900	Camden Property Trust	3,022,510
70,750	Equity Lifestyles Properties Inc.	4,143,827
224,820	Equity Residential	16,888,478
23,538	Essex Property Trust Inc.	5,258,860
50,900	Post Properties, Inc.	2,966,961
225,680	UDR Inc.	7,781,446
	Total Residential	62,603,830

	Retail – 24.5% (16.7% of Total Investments)

223,300	Brixmor Property Group Inc.	5,243,084
429,950	Developers Diversified Realty Corporation	6,612,631
264,299	General Growth Properties Inc.	6,863,845

Nuveen Investments	1

JRS	Nuveen Real Estate Income Fund
	Portfolio of Investments (continued)	September 30, 2015 (Unaudited)

Shares	Description (1)			Value

	Retail (continued)

214,750	Kimco Realty Corporation			$5,246,343
166,750	Kite Realty Group Trust			3,970,318
146,027	Macerich Company			11,217,794
83,360	Regency Centers Corporation			5,180,824
180,150	Retail Opportunity Investments Corporation			2,979,681
150,499	Simon Property Group, Inc., (2)			27,649,676
42,350	Taubman Centers Inc.			2,925,538
	Total Retail			77,889,734

	Specialized – 8.3% (5.7% of Total Investments)

289,850	CubeSmart			7,886,819
47,700	Extra Space Storage Inc.			3,680,532
69,537	Public Storage, Inc.			14,716,115
	Total Specialized			26,283,466
	Total Real Estate Investment Trust Common Stocks (cost $223,965,918)			297,188,110

Shares	Description (1)	Coupon	Ratings (4)	Value

	REAL ESTATE INVESTMENT TRUST PREFERRED STOCKS – 48.1% (32.9% of Total Investments)

	Diversified – 1.1% (0.8% of Total Investments)

3,550	PS Business Parks, Inc.	6.875%	BBB	$88,892
135,100	PS Business Parks, Inc.	6.450%	BBB	3,427,487
	Total Diversified			3,516,379

	Health Care – 4.8% (3.3% of Total Investments)

114,800	Sabra Health Care Real Estate Investment Trust	7.125%	BB–	2,935,436
494,250	Welltower Inc.	6.500%	Baa3	12,529,237
	Total Health Care			15,464,673

	Hotels, Restaurants & Leisure – 3.8% (2.6% of Total Investments)

100,000	Ashford Hospitality Trust Inc.	8.450%	N/R	2,551,000
70,800	Hospitality Properties Trust	7.125%	Baa3	1,825,932
43,650	Pebblebrook Hotel Trust	7.875%	N/R	1,108,274
11,800	Summit Hotel Properties Inc.	9.250%	N/R	312,110
247,950	Sunstone Hotel Investors Inc.	8.000%	N/R	6,322,725
	Total Hotels, Restaurants & Leisure			12,120,041

	Industrial – 0.9% (0.6% of Total Investments)

114,700	Terreno Realty Corporation	7.750%	BB	2,947,790

	Office – 13.4% (9.1% of Total Investments)

253,200	Alexandria Real Estate Equities Inc., Series B	6.450%	Baa3	6,375,576
152,400	Equity Commonwealth	7.250%	Ba1	3,883,152
12,359	Highwoods Properties, Inc., Series A, (5)	8.625%	Baa3	15,066,393
339,450	Hudson Pacific Properties Inc.	8.375%	BB	8,581,296
15,500	Kilroy Realty Corporation	6.375%	Baa3	386,260
99,000	SL Green Realty Corporation	6.500%	Ba1	2,451,240
134,500	Vornado Realty Trust	6.625%	BBB–	3,363,845
100,100	Vornado Realty Trust	5.700%	BBB–	2,416,414
	Total Office			42,524,176

	Residential – 3.0% (2.1% of Total Investments)

36,100	Apartment Investment & Management Company	7.000%	BB	913,691
234,450	Apartment Investment & Management Company	6.875%	BB	6,224,647
89,100	Campus Crest Communities	8.000%	N/R	2,167,803
10,000	Equity Lifestyle Properties Inc.	6.750%	N/R	262,000
	Total Residential			9,568,141

2	Nuveen Investments

Shares	Description (1)	Coupon		Ratings (4)	Value

	Retail – 17.2% (11.7% of Total Investments)

224,500	CBL & Associates Properties Inc.	7.375%		BB	$5,619,235
452,500	General Growth Properties	6.375%		N/R	10,977,650
158,000	Inland Real Estate Corporation	8.125%		N/R	4,029,000
204,050	Inland Real Estate Corporation	6.950%		N/R	5,111,453
2,350	Kite Realty Group Trust	8.250%		N/R	59,596
304,250	Saul Centers, Inc.	6.875%		N/R	7,834,437
3,169	Simon Property Group, Inc.	8.375%		BBB+	221,513
148,650	Taubman Centers Incorporated, Series J	6.500%		N/R	3,717,737
414,000	Taubman Centers Incorporated, Series K	6.250%		N/R	10,292,040
43,600	Urstadt Biddle Properties	7.125%		N/R	1,137,960
127,900	Urstadt Biddle Properties	6.750%		N/R	3,261,450
95,000	WP GLIMCHER, Inc.	6.875%		Baa3	2,361,700
	Total Retail				54,623,771

	Specialized – 3.9% (2.7% of Total Investments)

4,850	CubeSmart	7.750%		Baa3	127,555
186,000	Public Storage, Inc., Series Y	6.375%		A3	4,847,160
126,150	Public Storage, Inc., Series R	6.350%		A3	3,233,225
167,000	Public Storage, Inc., Series S	5.900%		A3	4,215,080
	Total Specialized				12,423,020
	Total Real Estate Investment Trust Preferred Stocks (cost $148,311,467)				153,187,991
	Total Long-Term Investments (cost $372,277,385)				450,376,101

Principal Amount (000)	Description (1)	Coupon	Maturity		Value

	SHORT-TERM INVESTMENTS – 4.8% (3.3% of Total Investments)

	REPURCHASE AGREEMENTS – 4.8% (3.3% of Total Investments)

$15,367	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/15, repurchase price $15,366,712, collateralized by $14,985,000 U.S. Treasury Notes, 2.500%, due 8/15/23, value $15,678,056	0.000%	10/01/15		$15,366,712
	Total Short-Term Investments (cost $15,366,712)				15,366,712
	Total Investments (cost $387,644,097) – 146.3%				465,742,813
	Borrowings – (44.0)% (6), (7)				(140,000,000)
	Other Assets Less Liabilities – (2.3)% (8)				(7,406,967)
	Net Assets Applicable to Common Shares – 100%				$318,335,846

Investments in Derivatives as of September 30, 2015

Interest Rate Swaps outstanding

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (9)	Termination Date	Unrealized Appreciation (Depreciation)
JPMorgan	$35,761,000	Receive	1-Month USD-LIBOR-ICE	1.462%	Monthly	12/01/15	12/01/20	$(826,589)
JPMorgan	35,761,000	Receive	1-Month USD-LIBOR-ICE	1.842	Monthly	12/01/15	12/01/22	(1,254,864)
	$71,522,000							$(2,081,453)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would

Nuveen Investments	3

JRS	Nuveen Real Estate Income Fund
	Portfolio of Investments (continued)	September 30, 2015 (Unaudited)

use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Real Estate Investment Trust Common Stocks	$297,188,110	$—	$—	$297,188,110
Real Estate Investment Trust Preferred Stocks	138,121,598	15,066,393	—	153,187,991
Short-Term Investments:				—
Repurchase Agreements	—	15,366,712	—	15,366,712
Investment in Derivatives:
Interest Rate Swaps*	—	(2,081,453)	—	(2,081,453)
Total	$435,309,708	$28,351,652	$—	$463,661,360
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of September 30, 2015, the cost of investments (excluding investments in derivatives) was $391,323,852.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of September 30, 2015, were as follows:

Gross unrealized:
Appreciation	$84,723,317
Depreciation	(10,304,356)
Net unrealized appreciation (depreciation) of investments	$74,418,961

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)	Investment, or portion of investment, is out on loan. The total value of investments out on loan as of the end of the reporting period was $28,298,490.

(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(4)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(5)	For fair value measurement disclosure purposes, investment classified as Level 2.

(6)	Borrowings as a percentage of Total Investments is 30.1%.

(7)	The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period, investments with a value of $292,682,494 have been pledged as collateral for borrowings.

(8)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter derivatives as well as the exchange-cleared and exchange-traded derivatives, when applicable.

(9)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each contract.

USD-LIBOR-ICE	United States Dollar – London Inter-Bank Offered Rate – Intercontinental Exchange

4	Nuveen Investments

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Real Estate Income Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: November 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: November 27, 2015

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: November 27, 2015